Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2012 Pennsylvania [Member] county	Dec. 31, 2012 Other States [Member] state	Jul. 31, 2011 Maine [Member] customer	Dec. 31, 2012 Maine [Member] customer	Dec. 31, 2012 Ohio [Member] customer	Jul. 31, 2011 New York [Member] customer	Dec. 31, 2012 New York [Member] customer	Dec. 31, 2012 Florida [Member]	Sep. 30, 2012 Florida [Member] customer	Dec. 31, 2012 Florida [Member] customer	Dec. 31, 2012 Texas [Member] customer	Dec. 31, 2012 Missouri [Member] customer	Dec. 31, 2012 Reportable Segment [Member] segment	Dec. 31, 2012 Not Quantitatively Significant [Member] segment	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of operating revenue from largest operating subsidiary					55.00%
Number of counties providing operating services					25
Number of states providing services in other than Pennsylvania						9
Number of customers							16,000	16,000	59,000	51,000	51,000		38,000	38,000	5,300	3,900
Water and wastewater to be sold												80
Water and wastewater to be sold as percent of customers												56.00%
Number of operating segments	12																10	2
Number of reportable segments	1
Regulated segment non-regulated revenue	$ 10,538	$ 10,712	$ 10,973
Non regulated revenue	17,876	12,512	11,565
Net utility plant acquisition adjustment	31,347	33,839
Amortized Period																			2 years	52 years
Amortization of the acquisition adjustments	2,858	2,741	3,060
utility expendiures expected to be recovered	4,978
Deferred cost reported as a component of net property, plant and equipment	13,089
Amount of AFUDC related to equity funds	188	318	0
Overdraft for certain disbursement cash accounts	11,881	22,810
Joint venture ownership percentage	49.00%
Equity earnings in joint venture	2,744
Goodwill	28,152	26,944	27,918	12,316
Non-cash property as advances or contributions	$ 27,212	$ 20,823	$ 16,035